Investment Objectives and Goals	May 01, 2026
NYLI Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Balanced Fund
NYLI MacKay New York Muni Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay New York Muni Fund
NYLI MacKay Oregon Muni Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Oregon Muni Fund
NYLI Candriam Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Candriam Emerging Markets Equity Fund
NYLI MacKay Short Duration High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Short Duration High Income Fund
NYLI CBRE Global Infrastructure Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI CBRE Global Infrastructure Fund
NYLI MacKay Short Term Muni Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Short Term Muni Fund
NYLI CBRE Real Estate Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI CBRE Real Estate Fund
NYLI Conservative ETF Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Conservative ETF Allocation Fund
NYLI MacKay Strategic Muni Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Strategic Muni Allocation Fund
NYLI Conservative Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Conservative Allocation Fund
NYLI Cushing MLP Premier Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Cushing® MLP Premier Fund
NYLI MacKay Total Return Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Total Return Bond Fund
NYLI Epoch Capital Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Epoch Capital Growth Fund
NYLI Epoch Global Equity Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Epoch Global Equity Yield Fund
NYLI MacKay Utah Muni Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Utah Muni Fund
NYLI Epoch International Choice Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Epoch International Choice Fund
NYLI Moderate Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Moderate Allocation Fund
NYLI Epoch U.S. Equity Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Epoch U.S. Equity Yield Fund
NYLI Moderate ETF Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Moderate ETF Allocation Fund
NYLI Equity Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Equity Allocation Fund
NYLI Equity ETF Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Equity ETF Allocation Fund
NYLI PineStone Global Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI PineStone Global Equity Fund
NYLI Fiera SMID Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Fiera SMID Growth Fund
NYLI PineStone International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI PineStone International Equity Fund
NYLI Floating Rate Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Floating Rate Fund
NYLI PineStone U.S. Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI PineStone U.S. Equity Fund
NYLI Growth Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Growth Allocation Fund
NYLI S&P 500 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI S&P 500 Index Fund
NYLI Growth ETF Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Growth ETF Allocation Fund
NYLI Short Term Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Short Term Bond Fund
NYLI MacKay Arizona Muni Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Arizona Muni Fund
NYLI MacKay California Muni Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay California Muni Fund
NYLI MacKay Colorado Muni Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Colorado Muni Fund
NYLI WMC Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI WMC Growth Fund
NYLI WMC International Research Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI WMC International Research Equity Fund
NYLI WMC Small Companies Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI WMC Small Companies Fund